PREMISES AND EQUIPMENT - Operating leases (Details) $ in Thousands	Dec. 31, 2016 USD ($)
Operating Leased Assets [Line Items]
2012	$ 7,082
2013	6,097
2014	5,757
2015	5,521
2016	4,784
Thereafter	15,286
Total	$ 44,527